Accounts Receivable and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule Of Accounts Receivable and Other Current Assets

($ millions)	2021	2020
Trade accounts receivable	621	595
Unbilled accounts receivable	701	571
Allowance for credit losses	(53)	(64)
	1,269	1,102
Income tax receivable	—	72
Other (1)	242	195
	1,511	1,369
(1)    Consists mainly of customer billings for non-core services, gas mitigation costs and collateral deposits for gas purchases, and the fair value of derivative instruments (Note 25)

Schedule of Allowance for Credit Losses
The allowance for credit losses changed as follows.

($ millions)	2021	2020
Balance, beginning of year	(64)	(35)
Credit loss expensed	(7)	(36)
Credit loss deferral	—	(6)
Write-offs, net of recoveries	18	14
Foreign exchange	—	(1)
Balance, end of year	(53)	(64)